Segment and Related Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table presents revenues and identifiable assets by country based on the location of the service provided:

	Revenues for Year Ended December 31,			Identifiable Assets as of December 31,
	2020	2019	2018	2020	2019
Australia	$50,434	$33,623	$—	$30,498	$244,244
Brazil	—	—	—	14,184	8,910
Brunei	—	—	3,080	—	—
Bulgaria	—	61,525	84,757	—	—
Canada	28,915	46,147	47,085	4,579	199,696
Curacao	—	—	—	—	75,776
Denmark	7,662	31,076	35,855	—	238,413
East Timor	—	—	33,733	—	—
Egypt	—	49,209	112,473	—	—
Gabon	147	—	—	4,509	4,160
Guyana	222,088	132,414	50,839	1,824,921	1,807,296
Malaysia	—	251,497	91,052	9,199	30,012
Mexico	—	—	—	1,297	28,032
Myanmar	21,084	56,207	16,572	—	151,116
Qatar	31,024	36,948	35,180	24,024	219,569
Saudi Arabia	133,246	154,807	156,989	398,093	673,884
Singapore	—	—	1,769	—	—
Suriname	61,474	17,374	(3)	585,994	599,659
Tanzania	—	—	381	—	—
Trinidad and Tobago	9,468	—	—	19,031	—
United Arab Emirates	—	—	(17)	52,266	31,150
United Kingdom	180,610	243,063	194,602	749,416	1,373,524
United States	209,401	191,548	218,479	545,926	2,599,057
Vietnam	8,719	—	—	—	—

Total	$964,272	$1,305,438	$1,082,826	$4,263,937	$8,284,498